Properties (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Properties including finance leases
The following table provides the breakdown of Properties as at December 31, 2022 and 2021:

	December 31, 2022				December 31, 2021
In millions	Depreciation rate	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Properties including finance leases
Track and roadway (1) (2)	2%	$44,037	$9,977	$34,060	$41,262	$9,148	$32,114
Rolling stock	4%	8,233	3,295	4,938	7,767	3,062	4,705
Buildings	3%	2,202	750	1,452	2,043	695	1,348
Information technology (3)	10%	2,670	1,156	1,514	2,412	959	1,453
Other	6%	2,921	1,348	1,573	2,787	1,229	1,558
Total properties including finance leases (4)		$60,063	$16,526	$43,537	$56,271	$15,093	$41,178

Finance leases included in properties

Finance leases included in properties
Track and roadway (5)	$405	$100	$305	$406	$94	$312
Rolling stock	12	1	11	11	1	10
Buildings	27	11	16	27	10	17
Other	101	31	70	94	25	69
Total finance leases included in properties	$545	$143	$402	$538	$130	$408
(1)    As at December 31, 2022, includes land of $2,483 million (2021 - $2,308 million).
(2) In 2021, the Company made an adjustment of $33 million for assets held for sale. See Note 6 – Assets held for sale for additional information.
(3)    In 2022, the Company capitalized costs for internally developed software and related licenses of $213 million (2021 - $191 million).
(4)    In 2022, property additions, net of finance leases, were $2,750 million (2021 - $2,891 million), of which $1,490 million (2021 - $1,580 million) related to track and railway infrastructure maintenance, including the replacement of rail, ties, bridge improvements, and other general track maintenance.
(5)    As at December 31, 2022, includes right-of-way access of $106 million (2021 - $106 million).